Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS FUNDS INC
Central Index Key	0000038403
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Dreyfus Mid-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	FRSDX
Dreyfus Mid-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	FRSCX
Dreyfus Mid-Cap Growth Fund | Class F
Prospectus:
Trading Symbol	FRSPX
Dreyfus Mid-Cap Growth Fund | Class I
Prospectus:
Trading Symbol	FRSRX